RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
San Diego Gas & Electric Company Savings Plan 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits at December 31, 2025 and 2024 as reported in the financial statements compared to the Form 5500 (dollars in thousands):

	December 31,	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$2,233,193	$2,131,333
Delinquent notes receivable in the financial statements reported as deemed distributions of participant loans in the Form 5500	(394)	(521)
Net assets available for benefits per the Form 5500	$2,232,799	$2,130,812

The following is a reconciliation of the change in net assets available for benefits for the year ended December 31, 2025 as reported in the financial statements compared to the Form 5500 (dollars in thousands):

Net increase in net assets per the financial statements	$101,860
Add: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2024	521
Less: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2025	(394)
Net increase in net assets per the Form 5500	$101,987